Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2018	$ 2,169,661	$ 16,137,945	$ (2,483)	$ (20,085,947)	$ 18,544	$ (1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Foreign currency translation adjustment			3,618			3,618
Net income (loss)				(1,375,113)	(16,224)	(1,391,337)
Balance at Jun. 30, 2018	$ 2,169,661	16,137,945	1,135	(21,461,060)	2,320	(3,149,999)
Balance, shares at Jun. 30, 2018	2,169,661,318
Balance at Mar. 31, 2018	$ 2,169,661	16,137,945	(2,483)	(20,085,947)	18,544	(1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Net income (loss)						(1,010,697)
Balance at Dec. 31, 2018	$ 2,213,661	17,112,945	4,728	(21,091,245)	13,145	(1,746,766)
Balance, shares at Dec. 31, 2018	2,213,661,318
Balance at Mar. 31, 2018	$ 2,169,661	16,137,945	(2,483)	(20,085,947)	18,544	(1,762,280)
Balance, shares at Mar. 31, 2018	2,169,661,318
Common stock issued for acquisition	$ 50,000	750,000				800,000
Common stock issued for acquisition, shares	50,000,000
Common stock issued for services and compensation	$ 402,000	6,385,600				6,787,600
Common stock issued for services and compensation, shares	402,000,000
Common stock repurchase	$ (7,000)	(84,000)				(91,000)
Common stock repurchase, shares	(7,000,000)
Common stock issued for commitment fees	$ 22,500	47,372				69,872
Common stock issued for commitment fees, shares	22,500,000
Offering costs	$ 3,000	522,000				525,000
Offering costs, shares	3,000,000
Foreign currency translation adjustment			3,846			3,846
Net income (loss)				(5,011,036)	32,941	(4,978,095)
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Balance at Jun. 30, 2018	$ 2,169,661	16,137,945	1,135	(21,461,060)	2,320	(3,149,999)
Balance, shares at Jun. 30, 2018	2,169,661,318
Common stock issued for acquisition	$ 50,000	1,050,000				1,100,000
Common stock issued for acquisition, shares	50,000,000
Common stock issued for services and compensation	$ 1,000	9,000				10,000
Common stock issued for services and compensation, shares	1,000,000
Common stock repurchase	$ (7,000)	(84,000)				(91,000)
Common stock repurchase, shares	(7,000,000)
Foreign currency translation adjustment			123			123
Net income (loss)				849,791	(16,788)	833,003
Balance at Sep. 30, 2018	$ 2,213,661	17,112,945	1,258	(20,611,269)	(14,468)	(1,297,873)
Balance, shares at Sep. 30, 2018	2,213,661,318
Foreign currency translation adjustment			3,470			3,470
Net income (loss)				(479,976)	27,613	(452,363)
Balance at Dec. 31, 2018	$ 2,213,661	17,112,945	4,728	(21,091,245)	13,145	(1,746,766)
Balance, shares at Dec. 31, 2018	2,213,661,318
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Common stock issued for cash	$ 39,216	285,784				325,000
Common stock issued for cash, shares	39,215,648
Offering costs		101,387				101,387
Offering costs, shares
Deconsolidation of Kuvera LATAM					(51,485)	(51,485)
Foreign currency translation adjustment			(18,975)			(18,975)
Net income (loss)				(3,005,955)		(3,005,955)
Balance at Jun. 30, 2019	$ 2,679,377	24,146,088	(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019	2,679,376,966
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Common stock issued for cash						$ 825,000
Common stock issued for cash, shares						59,215,648
Net income (loss)						$ (8,587,449)
Balance at Dec. 31, 2019	$ 3,003,490	24,618,312	3,430	(33,684,432)		6,059,200
Balance, shares at Dec. 31, 2019	3,003,490,408
Balance at Mar. 31, 2019	$ 2,640,161	23,758,917	1,363	(25,096,983)	51,485	1,354,943
Balance, shares at Mar. 31, 2019	2,640,161,318
Common stock issued for cash	$ 59,216	765,784				$ 825,000
Common stock issued for cash, shares	59,215,648					59,215,648
Common stock issued for services and compensation	$ 537,618	2,561,025				$ 3,098,643
Common stock issued for services and compensation, shares	537,618,592
Common stock repurchase	$ (5)	(97)				(102)
Common stock repurchase, shares	(5,150)
Common stock cancelled	$ (222,500)	(3,157,500)				(3,380,000)
Common stock cancelled, shares	(222,500,000)
Common stock issued for debt	$ 200,000	3,900,000				4,100,000
Common stock issued for debt, shares	200,000,000
Beneficial conversion feature			1,000,000			1,000,000
Offering costs			101,387			101,387
Deconsolidation of Kuvera LATAM					(51,485)	(51,485)
Foreign currency translation adjustment			(21,421)			(21,421)
Net income (loss)				(21,285,191)		(21,285,191)
Balance at Mar. 31, 2020	$ 3,214,490	28,929,516	(20,058)	(46,382,174)		(14,258,226)
Balance, shares at Mar. 31, 2020	3,214,490,408
Balance at Jun. 30, 2019	$ 2,679,377	24,146,088	(17,612)	(28,102,938)		(1,295,085)
Balance, shares at Jun. 30, 2019	2,679,376,966
Common stock issued for cash	$ 13,000	312,000				325,000
Common stock issued for cash, shares	13,000,000
Common stock issued for services and compensation	$ 241,000	1,274,915				1,515,915
Common stock issued for services and compensation, shares	241,000,000
Common stock repurchase	$ (5)	(97)				(102)
Common stock repurchase, shares	(5,150)
Common stock cancelled	$ (222,500)	(3,157,500)				(3,380,000)
Common stock cancelled, shares	(222,500,000)
Beneficial conversion feature		1,000,000				1,000,000
Foreign currency translation adjustment			(1,585)			(1,585)
Net income (loss)				(1,753,566)		(1,753,566)
Balance at Sep. 30, 2019	$ 2,710,872	23,575,406	(19,197)	(29,856,504)		(3,589,423)
Balance, shares at Sep. 30, 2019	2,710,871,816
Common stock issued for cash	$ 7,000	168,000				175,000
Common stock issued for cash, shares	7,000,000
Common stock issued for services and compensation	$ 285,618	874,906				1,160,524
Common stock issued for services and compensation, shares	285,618,592
Foreign currency translation adjustment			22,627			22,627
Net income (loss)				(3,827,928)		(3,827,928)
Balance at Dec. 31, 2019	$ 3,003,490	$ 24,618,312	$ 3,430	$ (33,684,432)		$ 6,059,200
Balance, shares at Dec. 31, 2019	3,003,490,408